VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET In January 2015, the Company took delivery of Front Idun, the second of the two Suezmax newbuildings the Company has ordered from Rongsheng shipyard.